J.P. MORGAN SPECIALTY FUNDS

JPMorgan International Realty Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 9, 2011 to the

Prospectuses dated February 28, 2011, as supplemented

The portfolio manager information for the JPMorgan International Realty Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” and “The Portfolio Manager” paragraph in “The Fund’s Management and Administration” section are hereby deleted in their entirety and replaced with the corresponding information below:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Kay Herr	2006	Managing Director
Jason Ko	2011	Vice President

THE PORTFOLIO MANAGERS

Kay Herr, Managing Director of JPMIM, and Jason Ko, Vice President of JPMIM, are responsible for the portfolio management of the Fund. An employee since 1999, Ms. Herr is a portfolio manager of real estate securities in the U.S. Equity Group. Prior to joining the U.S. Equity Group in 2002, Ms. Herr covered consumer staple and cyclical sectors in the U.S. Fixed Income Credit Research Group. Before joining the firm, she was a credit research analyst with Prudential Securities in its municipal bond research department. She holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business. She is also a CFA charterholder. An employee since 2002, Mr. Ko covers REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group. He holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTR-1211

J.P. MORGAN SPECIALTY FUNDS

JPMorgan International Realty Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 9, 2011 to the

Statement of Additional Information dated February 28, 2011

The portfolio manager information below is added to the “Portfolio Manager’s Other Accounts Managed” and “Portfolio Manager’s Ownership of Securities” portions of the “PORTFOLIO MANAGER” section of the Statement of Additional Information:

Portfolio Managers’ Other Accounts Managed

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Realty Fund
Jason Ko*	1	418,572	3	1,358,912	4	66,588
* As of 10/31/11

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Realty Fund
Jason Ko*	0	0	0	0	2	181,463
* As of 10/31/11

Portfolio Managers’ Ownership of Securities

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
International Realty Fund
Jason Ko*		X
* As of 12/6/11

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-INTR-1211